Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements to the Form 5500:

	As of December 31,
	2025	2024
Net assets available for benefits per the financial statements	2,790,173,472	2,572,782,073
Amounts allocated to withdrawing participants	(399,671)	(443,149)
Net assets available for benefits per Form 5500	2,789,773,801	2,572,338,924
The following is a reconciliation of the net increase in net assets before transfer per the financial statements to the Form 5500 for the year ended December 31, 2025:

2025
Increase in Net Assets Before Plan Transfer per the financial statements	157,431,637
Distributions allocated to withdrawing participants at end of year	(399,671)
Distributions allocated to withdrawing participants at start of year	443,149
Net income per Form 5500	157,475,115
The following is a reconciliation of distributions to participants per the financial statements to the Form 5500, for the year ended December 31, 2025:

2025
Distributions to participants per the financial statements	336,646,514
Amounts allocated to withdrawing participants at end of year	399,671
Amounts allocated to withdrawing participants at start of year	(443,149)
Total benefit payments per the Form 5500	336,603,036